Cover	Jan. 08, 2026
Cover [Abstract]
Entity Registrant Name	CannaPharmaRX, Inc.
Entity Central Index Key	0001081938
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 08, 2026
Entity File Number	333-251016
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	27-4635140
Entity Address Address Line 1	4439 Township Rd 304
Entity Address City Or Town	Mountain View County
Entity Address State Or Province	AB
Entity Address Country	CA
Entity Address Postal Zip Code	T0M 0R0
City Area Code	403
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	637-0420